Insurance business	12 Months Ended
Dec. 31, 2025
Insurance business [Abstract]
Disclosure of insurance contracts	Note 8: Insurance business(A)Insurance service result

	2025 £m	2024 £m	2023 £m
Insurance revenue
Amounts relating to the changes in liabilities for remaining coverage:
CSM recognised for services provided	590	449	329
Change in risk adjustments for non-financial risk for risk expired	49	58	84
Expected claims and other insurance service expenses	1,730	1,916	1,907
Charges to funds in respect of policyholder tax and other	200	108	87
	2,569	2,531	2,407
Recovery of insurance acquisition cash flows	117	105	87
Total life	2,686	2,636	2,494
Total non-life	752	655	514
Total insurance revenue	3,438	3,291	3,008
Insurance service expense
Incurred claims and other insurance service expenses	(1,749)	(1,978)	(1,897)
Changes that relate to past service: adjustment to liabilities for incurred claims	–	(4)	–
Changes that relate to future service: (losses) reversal of losses on onerous contracts	(84)	(72)	58
Amortisation of insurance acquisition cash flows	(117)	(105)	(88)
Total life excluding net impairment loss on insurance acquisition assets	(1,950)	(2,159)	(1,927)
Net impairment loss on insurance acquisition assets	–	(9)	(7)
Total life	(1,950)	(2,168)	(1,934)
Total non-life[1]	(593)	(565)	(480)
Total insurance service expense	(2,543)	(2,733)	(2,414)
Net (expense) income from reinsurance contracts held	(139)	(72)	2
Insurance service result	756	486	596
1Includes weather-related claims of £111 million (2024: £82 million; 2023: £57 million), of which £97 million (2024: £64 million; 2023: £51 million) was related to severe weather events.
(B)Net investment return on assets held to back insurance and investment contracts and net insurance finance (expense)
income arising from insurance and investment contracts
The following table shows the net investment return on assets held to back insurance and participating investment contracts and the net finance expense arising from insurance, participating investment and reinsurance contracts, as required by IFRS 17. For completeness, the net investment return on assets held to back third party interests in consolidated funds and non-participating investment contracts and the related finance expense is also shown. These contracts are accounted for under IFRS 9.

	2025
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	15,408	34	15,442
Foreign exchange	(42)	–	(42)
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts	15,362	34	15,396
Net investment return on assets held to back third party interests in consolidated funds			2,054
Net investment return on assets held to back non-participating investment contracts			6,394
Investment return on assets held to back insurance and investment contracts[1]			23,844

Changes in fair value of underlying items of direct participating contracts	(14,943)	–	(14,943)
Effects of risk mitigation option	174	–	174
Interest accreted	(701)	(14)	(715)
Effect of changes in interest rates and other financial assumptions	64	–	64
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	69	–	69
Net finance expense from insurance and participating investment contracts	(15,337)	(14)	(15,351)

Net finance income from reinsurance contracts held	54	–	54

Net finance expense from insurance, participating investment and reinsurance contracts	(15,283)	(14)	(15,297)
Movement in third party interests in consolidated funds			(1,954)
Change in non-participating investment contracts			(6,793)
Net finance expense arising from insurance and investment contracts			(24,044)
Net investment return and finance result in respect of insurance and investment contracts			(200)
Note 8: Insurance business continued

	2024
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	10,247	38	10,285
Foreign exchange	196	–	196
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts	10,439	38	10,477
Net investment return on assets held to back third party interests in consolidated funds			1,105
Net investment return on assets held to back non-participating investment contracts			4,431
Net investment return on assets held to back insurance and investment contracts[1]			16,013

Changes in fair value of underlying items of direct participating contracts	(10,844)	–	(10,844)
Effects of risk mitigation option	161	–	161
Interest accreted	(839)	(7)	(846)
Effect of changes in interest rates and other financial assumptions	1,001	–	1,001
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	140	–	140
Net finance expense from insurance and participating investment contracts	(10,381)	(7)	(10,388)

Net finance income from reinsurance contracts held	47	–	47

Net finance expense from insurance, participating investment and reinsurance contracts	(10,334)	(7)	(10,341)
Movement in third party interests in consolidated funds			(1,059)
Change in non-participating investment contracts			(4,878)
Net finance expense arising from insurance and investment contracts			(16,278)
Net investment return and finance result in respect of insurance and investment contracts			(265)

	2023
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	11,218	35	11,253
Foreign exchange	542	–	542
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts	11,756	35	11,791
Net investment return on assets held to back third party interests in consolidated funds			1,179
Net investment return on assets held to back non-participating investment contracts			3,772
Net investment return on assets held to back insurance and investment contracts[1]			16,742

Changes in fair value of underlying items of direct participating contracts	(10,293)	–	(10,293)
Effects of risk mitigation option	172	–	172
Interest accreted	(874)	(6)	(880)
Effect of changes in interest rates and other financial assumptions	(654)	–	(654)
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(80)	–	(80)
Net finance expense from insurance and participating investment contracts	(11,729)	(6)	(11,735)

Net finance expense from reinsurance contracts held	51	–	51

Net finance expense from insurance, participating investment and reinsurance contracts	(11,678)	(6)	(11,684)
Movement in third party interests in consolidated funds			(1,109)
Change in non-participating investment contracts			(3,983)
Net finance income arising from insurance and investment contracts			(16,776)
Net investment return and finance result in respect of insurance and investment contracts			(34)
1Includes income of £15,009 million (2024: income of £10,688 million; 2023: income of £10,200 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance and investment contracts are carried at fair value on the Group’s balance sheet.
(C)Insurance and participating investment contracts assets and liabilities

	2025			2024
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Insurance contract assets	113	–	113	–	–	–
Liabilities arising from insurance and participating investment contracts[1]	(134,906)	(412)	(135,318)	(121,700)	(387)	(122,087)
Other liabilities[2]	–	–	–	(5,268)	–	(5,268)
Net liability	(134,793)	(412)	(135,205)	(126,968)	(387)	(127,355)
Insurance acquisition assets	–	34	34	–	23	23
Insurance and participating investment contacts net liability	(134,793)	(378)	(135,171)	(126,968)	(364)	(127,332)
1Excluding insurance acquisition assets.
2Liabilities arising from insurance contracts relating to the disposal of the Group's bulk annuity business were classified as disposal group liabilities in 2024 and presented in Other liabilities in note 27.
On 13 March 2024, the Group entered into a business transfer agreement with Rothesay Life plc for the sale of the Group’s bulk annuity business and to pursue the transfer of associated business assets and assumed liabilities under Part VII of the Financial Services and Markets
Act 2000. A reinsurance agreement between the Group and Rothesay Life plc was signed on 30 April 2024 to materially de-risk the Group’s bulk annuity portfolio. The Part VII transfer was completed in June 2025 and associated reinsurance agreements were concluded.
At 31 December 2024, the Group presented the assets and liabilities relating to the bulk annuity business, including the reinsurance contract assets arising from the agreement between the Group and Rothesay Life plc, as a disposal group. At the Part VII transfer date, the
Group derecognised the assets and liabilities of the disposal group, comprising £4.9 billion of reinsurance contract assets, £5.1 billion of insurance contract liabilities, £50 million of goodwill and a £9 million deferred tax asset. Following the derecognition requirements in IFRS
17 for transfers of contracts to a third party, the Group recognised £179 million in insurance revenue, representing the release of CSM for future service at the transfer date. The derecognition of the goodwill and deferred tax asset was charged to other operating income. The overall pre-tax gain on derecognition of the disposal group was £120 million.
Of the fair value of underlying items in respect of direct participating contracts of £121,347 million (2024: £110,045 million), £122,685 million
(2024: £111,435 million) were financial assets at fair value through profit or loss and £902 million (2024: £1,125 million) were derivative financial liabilities.
(D)Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims

	2025				2024
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(125,854)	(515)	(599)	(126,968)	(118,724)	(466)	(593)	(119,783)

Contracts under the fair value transition approach	1,651	–	–	1,651	1,498	–	–	1,498
Other contracts	1,035	–	–	1,035	1,138	–	–	1,138
Insurance revenue	2,686	–	–	2,686	2,636	–	–	2,636
Insurance service expenses[2]	(120)	(40)	(1,790)	(1,950)	(105)	(44)	(2,010)	(2,159)
Insurance service result	2,566	(40)	(1,790)	736	2,531	(44)	(2,010)	477
Net finance expense from insurance and participating investment contracts	(15,313)	(19)	(5)	(15,337)	(10,371)	(5)	(5)	(10,381)
Exchange differences	(84)	–	–	(84)	80	–	–	80
Total change in profit or loss	(12,831)	(59)	(1,795)	(14,685)	(7,760)	(49)	(2,015)	(9,824)
Investment components	10,411	–	(10,411)	–	10,205	–	(10,205)	–
Premiums received	(10,618)	–	–	(10,618)	(10,679)	–	–	(10,679)
Claims and other insurance service expenses paid	–	–	12,240	12,240	849	–	12,214	13,063
Insurance acquisition cash flows	306	–	–	306	265	–	–	265
Cash flows	(10,312)	–	12,240	1,928	(9,565)	–	12,214	2,649
Derecognition Consideration[3]	4,932	–	–	4,932	–	–	–	–
Transfer to other items in the balance sheet	–	–	–	–	(10)	–	–	(10)
Net liability at 31 December[1]	(133,654)	(574)	(565)	(134,793)	(125,854)	(515)	(599)	(126,968)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to a net loss of £84 million (2024: net losses of £72 million). Amortisation of insurance acquisition cash flows amounted to
£117 million (2024: £105 million).
3Derecognition consideration recognised due to transfer of bulk annuity business to Rothesay, as set out in section (C).
Note 8: Insurance business continued

	2025				2024
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Non-life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(32)	–	(355)	(387)	(25)	–	(339)	(364)

Contracts under the fair value transition approach	–	–	–	–	–	–	–	–
Other contracts	752	–	–	752	655	–	–	655
Insurance revenue	752	–	–	752	655	–	–	655
Insurance service expenses[2]	(31)	–	(562)	(593)	(32)	–	(533)	(565)
Insurance service result	721	–	(562)	159	623	–	(533)	90
Net finance income (expense) from insurance and participating investment contracts	–	–	(14)	(14)	–	–	(7)	(7)
Total change in profit or loss	721	–	(576)	145	623	–	(540)	83
Premiums received	(744)	–	–	(744)	(659)	–	–	(659)
Claims and other insurance service expenses paid	–	–	540	540	–	–	524	524
Insurance acquisition cash flows	34	–	–	34	29	–	–	29
Cash flows	(710)	–	540	(170)	(630)	–	524	(106)
Net liability at 31 December[1]	(21)	–	(391)	(412)	(32)	–	(355)	(387)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to £nil (2024: £nil). Amortisation of insurance acquisition cash flows amounted to £31 million (2024: £32 million).
(E)Summary of contractual service margin and risk adjustment

	2025			2024
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
CSM on insurance and participating investment contracts[1]	4,385	–	4,385	4,646	–	4,646
CSM on reinsurance contracts[2]	(90)	–	(90)	(467)	–	(467)
Total CSM	4,295	–	4,295	4,179	–	4,179
Risk adjustment on insurance and participating investment contracts[1]	946	23	969	891	19	910
Risk adjustment on reinsurance contracts[2]	(39)	–	(39)	(68)	(1)	(69)
Total risk adjustment	907	23	930	823	18	841
Total	5,202	23	5,225	5,002	18	5,020
1Includes CSM of £nil (2024: £544 million) and risk adjustment of £nil (2024: £36 million) arising from insurance contracts classified as disposal group liabilities and presented in other liabilities. Further information on the disposal group is provided in section (C).
2Includes CSM of £nil (2024: £(426) million) and risk adjustment of £nil (2024: £(36) million) on reinsurance contracts classified as disposal group assets and presented in other assets.
Further information on the disposal group is provided in section (C).
Note 8: Insurance business continued
(F)Reconciliation of measurement components of insurance contract balances

	2025
			Contractual service margin (CSM)
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m		Contracts measured under the fair value approach £m	Other contracts £m	Total CSM £m	Total £m
Net liability at 1 January[1]	(121,431)	(891)		(1,415)	(3,231)	(4,646)	(126,968)
Relating to current services	179	51		190	400	590	820
Contracts initially recognised in the year	(14)	(60)		–	(18)	(18)	(92)
Changes in estimates that adjust the CSM	319	(49)		65	(335)	(270)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	10	(2)		–	–	–	8
Relating to future services	315	(111)		65	(353)	(288)	(84)
Relating to past services	(6)	6		–	–	–	–
Insurance service result	488	(54)		255	47	302	736
Net finance expense from insurance and participating investment contracts	(15,302)	–		5	(40)	(35)	(15,337)
Exchange differences	(77)	(1)		(6)	–	(6)	(84)
Total change in profit or loss	(14,891)	(55)		254	7	261	(14,685)
Premiums received	(10,618)	–		–	–	–	(10,618)
Claims and other insurance service expenses paid	12,240	–		–	–	–	12,240
Insurance acquisition cash flows	306	–		–	–	–	306
Cash flows	1,928	–		–	–	–	1,928
Derecognition Consideration[2]	4,932	–		–	–	–	4,932
Transfer to other items in the balance sheet	–	–		–	–	–	–
Net liability at 31 December[1]	(129,462)	(946)		(1,161)	(3,224)	(4,385)	(134,793)
1Excluding insurance acquisition assets.
2Derecognition consideration recognised due to transfer of bulk annuity business to Rothesay, as set out in section (C).

	2024
			Contractual service margin (CSM)
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m		Contracts measured under the fair value approach £m	Other contracts £m	Total CSM £m	Total £m
Net liability at 1 January[1]	(114,209)	(1,159)		(1,473)	(2,942)	(4,415)	(119,783)
Relating to current services	46	58		155	294	449	553
Contracts initially recognised in the year	33	(65)		–	(61)	(61)	(93)
Changes in estimates that adjust the CSM	334	252		(95)	(491)	(586)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	(2)	23		–	–	–	21
Relating to future services	365	210		(95)	(552)	(647)	(72)
Relating to past services	(3)	(1)		–	–	–	(4)
Insurance service result	408	267		60	(258)	(198)	477
Net finance (expense) income from insurance and participating investment contracts	(10,341)	–		(9)	(31)	(40)	(10,381)
Exchange differences	72	1		7	–	7	80
Total change in profit or loss	(9,861)	268		58	(289)	(231)	(9,824)
Premiums received	(10,679)	–		–	–	–	(10,679)
Claims and other insurance service expenses paid	13,063	–		–	–	–	13,063
Insurance acquisition cash flows	265	–		–	–	–	265
Cash flows	2,649	–		–	–	–	2,649
Derecognition Consideration	–	–		–	–	–	–
Transfer to other items in the balance sheet	(10)	–		–	–	–	(10)
Net liability at 31 December[1]	(121,431)	(891)		(1,415)	(3,231)	(4,646)	(126,968)
1Excluding insurance acquisition assets.
Note 8: Insurance business continued
The Group estimates the Risk adjustment separately from other components of the fulfilment cashflows using an explicit margins approach. A confidence level scenario, allowing for diversification of risks across the insurance business, is used to determine the margins to be applied to the best estimate assumptions which are then used to calculate the risk adjustment at a policy level. The risk adjustment represents the difference in the value of the best estimate cash flows with and without these margins.
The confidence level corresponding to the risk adjustment is 85% (2024: 85%). The risk adjustment is calibrated to the value at risk over a one-year time horizon at this confidence level for non-financial risks. This is translated, using statistical approximations, into an equivalent confidence level on a value at risk basis over the expected lifetime of in-force policies of approximately 68% (2024: 68%) at end of the reporting period.
(G)Impacts of insurance and participating investment contracts recognised in the year

	2025			2024
Life	Profitable contracts issued £m	Onerous contracts issued £m	Total £m	Profitable contracts issued £m	Onerous contracts issued £m	Total £m
Insurance and participating investment contracts
Insurance acquisition cash flows	123	185	308	56	203	259
Claims and other directly attributable expenses	5,573	524	6,097	1,446	4,498	5,944
Estimates of the present value of future cash outflows	5,696	709	6,405	1,502	4,701	6,203
Estimates of the present value of future cash inflows	(5,761)	(630)	(6,391)	(1,577)	(4,659)	(6,236)
Risk adjustment for non-financial risk	47	13	60	14	51	65
Contractual service margin	18	–	18	61	–	61
Losses recognised on initial recognition	–	92	92	–	93	93
(H)Life business contractual service margin run-off
The following table analyses the expected recognition of the contractual service margin (CSM) in profit or loss.

At 31 December 2025	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(277)	(251)	(207)	(189)	(172)	(663)	(1,358)	(3,117)
Annuities, protection and other	(106)	(98)	(90)	(83)	(78)	(306)	(507)	(1,268)
Insurance and participating investment contracts	(383)	(349)	(297)	(272)	(250)	(969)	(1,865)	(4,385)
Reinsurance contracts held	12	10	8	7	6	18	29	90
Total	(371)	(339)	(289)	(265)	(244)	(951)	(1,836)	(4,295)

At 31 December 2024	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(240)	(218)	(199)	(164)	(152)	(591)	(1,169)	(2,733)
Annuities, protection and other[1]	(660)	(106)	(98)	(90)	(83)	(331)	(545)	(1,913)
Insurance and participating investment contracts	(900)	(324)	(297)	(254)	(235)	(922)	(1,714)	(4,646)
Reinsurance contracts held[2]	433	5	4	3	3	8	11	467
Total	(467)	(319)	(293)	(251)	(232)	(914)	(1,703)	(4,179)
1CSM of £(544) million arising from insurance contracts classified as disposal group liabilities was included in less than one year.
2CSM of £426 million arising from reinsurance contracts held classified as disposal group assets was included in less than one year.
(I)Life insurance sensitivity analysis
Critical accounting judgements and key sources of estimation uncertainty

Critical judgements:	Determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined
Key sources of estimation uncertainty:	Increase in illiquidity premia and widening of credit default spreads
The following table demonstrates the effect of reasonably possible changes in key assumptions on profit before tax and equity disclosed in these financial statements assuming that the other assumptions remain unchanged. In practice this is unlikely to occur, and changes in some assumptions may be correlated. The sensitivities below are on a net of reinsurance basis. These amounts include movements in liabilities relating to insurance and participating investment contracts and related assets in order to demonstrate the impacts on shareholder profit and equity. Therefore, these sensitivities have not been applied to the proportion of assets and liabilities where the risks are borne by the policyholder and where assets and liabilities are well matched so as not to have a significant impact on shareholder profit.
In 2025, the Group utilised all its remaining brought forward life assurance expenses to reduce the cost of policyholder tax charged on its investment gains. Future investment gains cannot therefore be sheltered by expenses, and as a result the equity impacts in sensitivity table below for 2025 includes the cost of policyholder tax whereas the 2024 comparatives do not.
Note 8: Insurance business continued

		2025		2024
	Change in variable	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m
Key sources of estimation uncertainty
Risk free rate, including illiquidity premia	1% reduction	271	157	272	204
	1% increase	(237)	(136)	(227)	(171)
Widening of credit default spreads on corporate bonds and other credit risky assets	0.25% addition	(186)	(140)	(174)	(131)
Other market exposure
Equity	10% reduction	64	145	137	103
	10% increase	(58)	(144)	(127)	(95)
Inflation	50bps reduction	(77)	(58)	(88)	(66)
	50bps increase	84	63	98	73
Other accounting estimates
Annuitant mortality	5% reduction	33	25	48	36
	5% increase	(37)	(28)	(45)	(33)
Future maintenance and investment expenses	10% reduction	29	22	30	23
	10% increase	(31)	(23)	(30)	(23)
Non-annuitant mortality and morbidity	5% reduction	31	24	17	13
	5% increase	(26)	(20)	(10)	(8)
Lapse rates	10% reduction	8	6	5	4
	10% increase	(9)	(6)	(4)	(3)
At each measurement date, the Group estimates, based on information about past events, current conditions and forecasts of future conditions, the expected value of future cash flows. The calculation uses a range of scenarios that reflect the full range of possible outcomes. The assumptions used to develop the estimates of future cash flows are reassessed at each reported date to reflect conditions existing at the measurement date.
Risk free rate, including illiquidity premia
The Group has applied judgement in determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined, where material.
Due to the illiquid nature of their cash flows, an illiquidity premium has been applied to the discount rate of the Group’s annuity contracts.
At initial recognition, the illiquidity premium is calculated with reference to a strategic portfolio of assets, and subsequently measured to reflect the mix of actual assets backing annuity contracts. To reflect differences between the characteristics of insurance contracts and a reference portfolio, adjustments for credit risk are required when determining appropriate discount rates. The Group uses the fundamental spread to maintain consistency with its Solvency II approach. For protection contracts, the illiquidity premium is based on the spread on a covered bond index.
The average sterling yield curves that were used to discount the estimates of future cash flows that do not vary based on the returns of the underlying items are as follows:

	1 year	5 year	10 year	20 year	30 year
2025	4.74	5.25	6.00	6.24	5.57
2024	5.58	5.17	5.66	5.71	5.06
The Group determines the quantity of benefits provided under each contract using different bases, depending on the product. For with-
profits and unit linked products, the policyholder account value (or the guaranteed benefits, if higher) is used. For annuities, pre-vesting date the defined amount payable is used (immediate annuities have no pre-vesting date period) and post-vesting date the annuity payout is used.
Widening of credit default spreads on corporate bonds and other credit risky assets
The Group applies a sensitivity showing the impact of an increase in credit default spreads on corporate bonds and other credit risky assets and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged and therefore this sensitivity impacts the related assets.
Equity
The Group applies a sensitivity showing the impact of an instantaneous increase (decrease) in the value of equity markets. This impacts the value of unit linked and with-profits business as the assets backing the policyholder liabilities rise (fall) leading to an increase (reduction) the value of future annual management charges received. The overall impact is affected by the Group's unit-matching policy which mitigates the impact of equity market movements on the value of these future charges. The Group also implements an equity market hedge along with utilising the Risk Mitigation Option under IFRS17 to further mitigate equity market movement impacts.
Inflation
The Group applies a sensitivity showing the impact of an increase (decrease) in inflation. This impacts the level of expenses incurred across all lines of business as well as any inflation linked premiums or benefits.
Note 8: Insurance business continued
Mortality
The mortality assumptions for the main classes of business are set with regard to recent Group experience and general industry trends, which are adjusted for smoker status and age/gender specific factors. The base mortality tables used for the annuities business for the year ended 31 December 2025 and the prior period were selected from the bespoke mortality tables. The mortality improvements adopt the
100% Bespoke tables and CMI2024_{M/F}_Q3(7.25) HL-1_{2.0/1.8}%_{0.5/0.5}A_2013 for the year ended 31 December 2025; and the 100%
Bespoke tables and CMI 2023_{M/F}_(7.25)_{2.0/1.8}%_{0.5/0.5}A_2013 for the prior period.
Lapse rates
Lapse rates refer to the rate of policy termination or the rate at which policyholders stop paying regular premiums due under the contract.
Historical persistency experience is analysed using statistical techniques. As experience can vary considerably between different product types and for contracts that have been in force for different periods, the data is broken down into broadly homogeneous groups for the purposes of determining the Group’s lapse rate in determining the assumptions, which are set on a best estimates basis, based on investigations of historical experience with some expert judgement overlays reflecting expectations of future trends and other external data. The lapse rates for workplace pensions range from 1.3% to 16.9% (2024: 0.8% to 13.8%) and for longstanding business range from
0.5% to 74.1% (2024: 0.5% to 74.1%), the wide range being a result of the age and variety of products.